Cash flow information - Schedule of adjustments to reconcile net loss to net cash generated from operations (Details) - EUR (€) € in Thousands		12 Months Ended
	Feb. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Information [Abstract]
PROFIT/(LOSS) FOR THE PERIOD		€ (115,192)	€ (12,247)	€ (101,429)
Gain from sale of Priority Review Voucher, net	€ (90,800)	0	(90,833)	0
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations:
Depreciation and amortization		21,750	19,586	17,584
Write-off / impairment fixed assets/intangibles		895	0	(731)
Share-based compensation expense		9,533	7,975	5,111
Income tax expense/(income)		1,073	761	2,800
(Profit)/loss from disposal of property, plant, equipment and intangible assets		432	(266)	(12)
(Profit)/loss from disposal held for sale		0	0	580
(Gain)/loss from MMF investments		(841)	0	0
Provision for employer contribution costs on share-based compensation plans		1,408	(1,594)	(1,659)
Other non-cash (income)/expense		(9,697)	895	(804)
Interest income		(1,803)	(2,362)	(1,210)
Interest expense		41,898	23,984	23,325
Total adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations		64,649	48,979	44,984
CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION):
Other non-current assets		446	449	(192)
Long term refund liabilities		0	0	1,136
Other non-current liabilities and provisions		877	(629)	(430)
TOTAL CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES		1,323	(180)	514
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Inventory		1,032	(6,803)	(9,165)
Trade and other receivables		13,326	15,707	(2,855)
Contract liabilities		(2,600)	(2,793)	(3,471)
Refund liabilities		(8,774)	(14,183)	(112,689)
Trade and other payables and provisions		(4,455)	(3,321)	(17,398)
Total changes in working capital		(1,471)	(11,394)	(145,578)
Cash used in operations		€ (50,691)	€ (65,674)	€ (201,509)